Consolidated Balance Sheet (USD $) In Thousands, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Assets
Cash and cash equivalents (Note 10)	$ 38,081	$ 49,917
Accounts receivable less allowances of $11,524 (2010 - $13,332)	77,924	112,999
Inventories	8,668	7,728
Current deferred income taxes (Note 12)	12,540	15,098
Prepaid income taxes	2,131	770
Prepaid expenses	11,409	10,285
Total current assets	150,753	196,797
Investments of deferred compensation plans held in trust (Notes 15 and 17)	31,629	28,304
Properties and equipment, at cost, less accumulated depreciation (Note 13)	82,951	79,292
Identifiable intangible assets less accumulated amortization of $28,904 (2010 - $27,438) (Note 6)	58,262	57,858
Goodwill	460,633	458,343
Other assets	11,677	9,567
Total Assets	795,905	830,161
Liabilities
Accounts payable	48,225	55,829
Income taxes (Note 12)	90	1,161
Accrued insurance	37,147	36,492
Accrued compensation	41,087	39,719
Other current liabilities	18,851	16,141
Total current liabilities	145,400	149,342
Deferred income taxes (Note 12)	29,463	25,085
Long-term debt (Note 3)	166,784	159,208
Deferred compensation liabilities (Note 15)	30,693	27,851
Other liabilities	9,881	6,626
Total Liabilities	382,221	368,112
Commitments and contingencies (Notes 14 and 19)
Stockholders' Equity
Capital stock - authorized 80,000,000 shares $1 par; issued 30,936,925 shares (2010 - 30,381,863 shares)	30,937	30,382
Paid-in capital	398,094	365,007
Retained earnings	546,757	473,316
Treasury stock - 11,880,051 shares (2010 - 9,103,185 shares), at cost	(564,091)	(408,615)
Deferred compensation payable in Company stock (Note 15)	1,987	1,959
Total Stockholders' Equity	413,684	462,049
Total liabilities and stockholders' equity	$ 795,905	$ 830,161